Land Inventories (Details) $ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2023 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) a m²
Maple View - Alvin, Brazoria County, TX [Member]
Land Inventories (Details) [Line Items]
Land plot acres | a			235.28
Land of private homes			800
Period of commencement work			7 years
Maple Grove - Pattison, Waller Country, TX [Member]
Land Inventories (Details) [Line Items]
Land plot acres | a			257
Land of private homes			990
Period of commencement work			7 years
Pecan Ranch - Bonney, Brazoria County, TX [Member]
Land Inventories (Details) [Line Items]
Land plot acres			169
Land of private homes			500
Period of commencement work			7 years
Maple Heights - Porter, Montgomery County, Texas [Member]
Land Inventories (Details) [Line Items]
Land plot acres | a			158.5
Land of private homes			820
Total consideration (in Dollars) | $		$ 21.0
Total sale amount (in Dollars) | $			$ 15.5
Exchange (in Dollars) | $	$ 5.5
Maple Woods - Hockley, Waller County, Texas [Member]
Land Inventories (Details) [Line Items]
Land plot acres | a			142
Land of private homes			450
Period of commencement work			4 years
Maple Reserve - Waller County, Texas [Member]
Land Inventories (Details) [Line Items]
Land plot acres | a			375
Land of private homes			1,000
Period of commencement work			7 years
Maple Park - Brazoria County, Texas [Member]
Land Inventories (Details) [Line Items]
Land plot acres | a			155
Land of private homes			425
Period of commencement work			5 years
Minimum [Member] | Maple View - Alvin, Brazoria County, TX [Member]
Land Inventories (Details) [Line Items]
Land of private homes			130
Minimum [Member] | Maple Grove - Pattison, Waller Country, TX [Member]
Land Inventories (Details) [Line Items]
Land of private homes			150
Minimum [Member] | Pecan Ranch - Bonney, Brazoria County, TX [Member]
Land Inventories (Details) [Line Items]
Land of private homes			120
Minimum [Member] | Maple Reserve - Waller County, Texas [Member]
Land Inventories (Details) [Line Items]
Land of private homes			150
Minimum [Member] | Maple Park - Brazoria County, Texas [Member]
Land Inventories (Details) [Line Items]
Land of private homes			110
Maximum [Member] | Maple View - Alvin, Brazoria County, TX [Member]
Land Inventories (Details) [Line Items]
Land of private homes			140
Maximum [Member] | Maple Grove - Pattison, Waller Country, TX [Member]
Land Inventories (Details) [Line Items]
Land of private homes			180
Maximum [Member] | Pecan Ranch - Bonney, Brazoria County, TX [Member]
Land Inventories (Details) [Line Items]
Land of private homes			130
Maximum [Member] | Maple Woods - Hockley, Waller County, Texas [Member]
Land Inventories (Details) [Line Items]
Land of private homes			150
Maximum [Member] | Maple Reserve - Waller County, Texas [Member]
Land Inventories (Details) [Line Items]
Land of private homes			180